Share Capital/Treasury Shares	12 Months Ended
Dec. 31, 2022
Disclosure of Share Capital Reserves and other Equity Interest [Abstract]
Share Capital/Treasury Shares
25.	SHARE CAPITAL/TREASURY SHARES
Share capital
The share capital as of December 31, 2020, 2021 and 2022 represented the issued ordinary share capital of the Company.

	Notes	Number of shares	Par value per share	Amount
			US$	US$
Authorized:
As of January 1, 2020, December 31, 2020, 2021 and 2022		444,343,488		44

Issued and fully paid:
As of January 1, 2020		360,791,045		36
Exercise of share options	(i)	25,949,960	0.0001	3

As of December 31, 2020		386,741,005		39
Exercise of share options vested	(ii)	6,511,135	0.0001	1

As of December 31, 2021		393,252,140		40
Exercise of share options vested	(ii)	8,552,187	0.0001	1

As of December 31, 2022		401,804,327		41

All the ordinary shares and restricted shares issued during the years ended December 31, 2020, 2021 and 2022 rank pari passu
with the existing shares in all respects.

Notes:

(i)
During the year ended December 31, 2020, share option holders exercised their rights to subscribe for 2,873,037 and 23,076,923 shares in the Company at exercise price of US$0.01 and US$0.26 per share, respectively. Out of the 23,076,923 shares at exercise price of US$0.26 per share, 11,918,299 shares were issued upon the early exercise of the share options during the vesting period and these shares are subject to the Repurchase Option (as defined in Note 26) and regarded as unvested restricted shares. The consideration received by the Group on these shares amounting to US$3,099 was recorded as financial liabilities arising from unvested restricted shares (details are set out in Note 22).

(ii)
During the year ended December 31, 2021, share option holders exercised their rights to subscribe for 6,004,989, 134,375 and 371,771 ordinary shares in the Company at an exercise price of US$0.01, US$0.02 and US$0.21 per share, respectively.

(iii)
During the year ended December 31, 2022, share option holders exercised their rights to subscribe for 498,958, 7,088,541, 101,146 and 863,542 ordinary shares in the Company at an exercise price of US$0.01, US$0.02, US$0.21 and US$0.26 per share, respectively.

Treasury shares

	Number of treasury shares	Subscription price per share	Amount
		US$	US$
As of January 1, 2020	40,583,273		322
Unvested share options early exercised	11,918,299	0.26	3,099
Restricted shares vested	(26,135,657)	0.003~0.01	(169)

As of December 31, 2020	26,365,915		3,252
Restricted shares vested	(6,352,715)	0.01	(64)
Early exercised share options vested	(5,926,452)	0.26	(1,541)

As of December 31, 2021	14,086,748		1,647
Restricted shares vested	(1,164,666)	0.01	(21)
Early exercised share options vested	(5,991,847)	0.26	(1,558)

As of December 31, 2022	6,930,235		68

Treasury shares represented unvested restricted shares granted to the directors of the Company and an employee of the Group and the unvested restricted shares issued upon the early exercise of share options as elected by the director of the Company during the vesting period as disclosed in Note 26.